SCHEDULE OF MOVEMENT OF THE CRYPTO ASSET (Details) (Parenthetical)			6 Months Ended
		Jan. 01, 2024 USD ($)	Jun. 30, 2025 USD ($) item	Jun. 30, 2024 USD ($) item	Jun. 30, 2023 USD ($) item	Dec. 31, 2024 item
Indefinite-Lived Intangible Assets [Line Items]
Book value	[1]			$ 997,408
Total revenue	[2]		208,008	296,177	166,242
Cumulative effect of initially applying ASU		$ 763,072
Loss on market price of crypto assets			$ 1,620,625	$ 651,441
Impairment loss of intangible assets					$ 79,821
Filecoin [Member]
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies | item			679,029			628,883
Number of cryptocurrencies | item			11,436.84
Filecoin [Member] | Huangtong International Co Ltd And HDP Capital Management Limited [Member]
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies | item				196,000
Book value				$ 997,408
Filecoin [Member] | Physical Mining Business [Member]
Indefinite-Lived Intangible Assets [Line Items]
Number of cryptocurrencies | item				45,574.55	33,552.58
Number of cryptocurrencies | item			68,650.67
Total revenue			$ 208,008	$ 296,177	$ 166,242
Total revenue			$ 32,283

[1]	During the six months ended June 30, 2024, about 196,000 Filecoins with the fair value of $997,408 were borrowed from Huangtong International Co., Ltd., to meet the pledge needs for Filecoin mining business.
[2]	During the six months ended June 30, 2025, the Company mined out 68650.67 Filecoins from the Filecoin physical mining business, and the Company recognized a total revenue of $208,008 based on the lowest transaction price on the Coinbase platform on the day of receiving the Filecoin rewards.